Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.8%
Security	Principal Amount (000's omitted)	Value
Education — 1.3%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,560,800
Yale University, 0.873%, 4/15/25	2,000	1,894,400
		$ 9,455,200
Hospital — 1.0%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,663,608
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	2,195	2,162,075
		$ 7,825,683
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,708,736
		$ 3,708,736
Total Corporate Bonds (identified cost $21,598,430)		$ 20,989,619

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.929%, (30-day average SOFR + 0.50%), 1/25/33(1)(2)	$450	$ 448,223
Total Tax-Exempt Mortgage-Backed Securities (identified cost $450,466)		$ 448,223

Tax-Exempt Municipal Obligations — 89.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Delaware Valley Regional Finance Authority, PA, 4.416%, (67% of 1 mo. SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 8,977,140
		$ 8,977,140
Security	Principal Amount (000's omitted)	Value
Education — 3.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 370,116
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	530	512,219
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	103,290
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.77%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,935,800
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	277,417
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/24(1)	160	160,755
5.00%, 8/1/25(1)	300	304,653
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/24(1)	135	135,770
5.00%, 7/1/25(1)	200	203,250
5.00%, 7/1/26(1)	105	108,362
5.00%, 7/1/27(1)	110	115,239
5.00%, 7/1/28(1)	160	170,078
5.00%, 7/1/29(1)	165	177,433
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	507,255
5.00%, 7/1/29	885	937,604
District of Columbia, (KIPP DC):
5.00%, 7/1/25	270	273,956
5.00%, 7/1/27	250	261,658
5.00%, 7/1/28	240	254,606
5.00%, 7/1/29	235	251,979
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/38	2,500	2,500,775
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	352,167
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	90	89,897
4.00%, 2/1/29	700	673,806
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,366,887
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,007,400
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,702,738
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	230	220,729

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	$245	$ 239,289
5.00%, 4/1/30(1)	1,470	1,491,653
University of North Carolina at Chapel Hill, 4.261%, (67% of SOFR + 0.65%), 12/1/24 (Put Date), 12/1/41(2)	4,500	4,504,860
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences), 5.00%, 7/1/28(1)	360	382,525
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	404,752
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	320,024
		$ 25,318,942
Electric Utilities — 6.7%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/38	$2,000	$ 2,329,960
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,963,440
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	5,000	4,931,600
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	2,000	1,361,740
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,127,482
(AMT), 3.10%, 5/1/26	4,005	3,019,810
(AMT), 3.25%, 1/1/25	3,250	2,685,117
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,253,000
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,847,600
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	908,160
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,125,640
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	928,830
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,515,089
(LOC: TD Bank, N.A.), 3.75%, 8/1/31(3)	3,000	3,000,000
Salt River Project Agricultural Improvement and Power District, AZ:
4.00%, 12/1/32	9,675	9,817,513
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Salt River Project Agricultural Improvement and Power District, AZ: (continued)
4.00%, 12/1/34	$3,250	$ 3,263,065
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	503,045
		$ 50,581,091
Escrowed/Prerefunded — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	$300	$ 313,839
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(1)	30	30,001
Escrowed to Maturity, 5.00%, 4/1/30(1)	80	87,809
Washington County, MD, (Diakon Lutheran Social Ministries), Escrowed to Maturity, 5.00%, 1/1/24	350	350,000
		$ 781,649
General Obligations — 15.4%
Bristol, VA, 5.00%, 9/1/27	$1,915	$ 1,976,759
California, 5.00%, 4/1/42	6,440	6,882,235
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	373,452
Chicago Board of Education, IL:
0.00%, 12/1/25	500	463,645
4.00%, 12/1/35	1,500	1,474,170
5.00%, 12/1/30	1,650	1,756,012
5.00%, 12/1/33	1,895	1,895,076
5.00%, 12/1/36	2,410	2,439,932
5.50%, 12/1/38	4,000	4,324,640
Chicago, IL:
0.00%, 1/1/24	225	225,000
5.625%, 1/1/29	1,000	1,051,770
5.625%, 1/1/31	5,000	5,244,750
Escrowed to Maturity, 0.00%, 1/1/26	160	150,262
Connecticut, 4.00%, 6/15/34	6,500	6,545,500
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	1,795	1,795,700
5.00%, 2/15/26	2,230	2,339,917
5.00%, 2/15/27	2,000	2,150,940
Detroit, MI:
5.00%, 4/1/25	150	151,943
5.00%, 4/1/26	330	338,930
5.00%, 4/1/27	695	724,538

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
5.00%, 4/1/28	$730	$ 772,902
5.00%, 4/1/29	515	551,946
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,144,090
5.00%, 2/15/42	1,000	1,137,560
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,925	3,891,088
Gwinnett County School District, GA, 4.00%, 2/1/33	8,000	8,082,640
Illinois:
3.25%, 11/1/26	1,440	1,435,867
4.00%, 7/1/37	3,000	3,060,600
5.00%, 7/1/25	3,000	3,082,290
Kenosha, WI:
4.00%, 9/1/26	1,500	1,548,285
4.00%, 9/1/33	2,200	2,410,804
Long Beach, NY, 5.25%, 7/15/26	550	576,147
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,244,896
Nassau County, NY, 5.00%, 4/1/36	2,050	2,468,138
New Jersey:
2.00%, 6/1/25	2,500	2,451,150
2.00%, 6/1/27	5,000	4,825,400
New York, NY, 5.00%, 8/1/29	3,515	3,675,741
Plano Independent School District, TX, 5.00%, 2/15/37	3,300	3,871,923
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,531,590
Puerto Rico, 5.625%, 7/1/27	5,000	5,292,600
Rockwall Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/38	1,450	1,677,186
5.00%, 2/15/39	1,000	1,148,810
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,081,740
Texas, 5.00%, 8/1/37	1,665	1,703,645
Tolleson Union High School District No. 214, AZ, 5.00%, 7/1/24	1,400	1,414,154
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,704,815
Washington, 5.00%, 2/1/30	5,415	5,534,022
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	2,175	2,238,031
5.00%, 8/1/37	585	709,330
		$115,572,561
Security	Principal Amount (000's omitted)	Value
Hospital — 8.4%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/42	$2,965	$ 2,971,167
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,143,523
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,045,840
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,508,805
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	732,656
5.00%, 7/1/30(1)	285	288,830
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	394,171
5.00%, 8/1/26	445	464,086
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	768,098
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	375,438
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,365,684
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	4,000	4,176,760
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	6,050	6,218,432
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	82,901
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.44%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	5,935	5,924,436
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	120,503
5.00%, 7/15/26(1)	150	151,530
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	654,979
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,000	1,927,020
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,048,330
5.00%, 10/1/26	1,010	1,010,050
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	542,554
5.00%, 7/1/26	800	823,112
5.00%, 7/1/27	2,000	2,060,020
5.00%, 7/1/29	300	308,553

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group): (continued)
5.00%, 7/1/30	$1,595	$ 1,638,240
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/28	2,300	2,413,942
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.86%, (70% of 1 mo. SOFR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,020
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	230,146
5.00%, 10/1/26	150	155,625
5.00%, 10/1/27	125	131,300
5.00%, 10/1/28	150	159,809
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	695,949
5.00%, 4/1/29	1,000	612,580
5.00%, 4/1/30	930	569,765
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.47%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,488,150
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,599,700
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,536,950
West Virginia Hospital Finance Authority, (Vandalia Health Group), 5.75%, 9/1/41	2,000	2,263,080
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	2,007,780
5.00%, 11/15/34	1,000	1,042,710
		$ 62,653,224
Housing — 6.4%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,351,379
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), 0.85%, 5/15/28	1,100	953,744
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,970,650
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,560,360
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,370	3,265,530
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/24	175	175,191
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue: (continued)
4.00%, 7/1/25	$300	$ 301,644
4.00%, 7/1/26	320	323,747
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	5,000	5,065,350
Michigan Housing Development Authority:
3.75%, 4/1/27	2,250	2,253,105
Social Bonds, 5.50%, 12/1/53	1,540	1,667,081
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	757,192
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,393,861
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,584,300
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	164,315
5.00%, 7/1/27	385	400,254
5.00%, 7/1/28	240	252,362
5.00%, 7/1/29	535	567,346
5.00%, 7/1/30	225	238,167
5.00%, 7/1/31	485	512,315
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/24	180	180,763
5.00%, 7/1/25	870	882,624
5.00%, 7/1/26	600	616,182
5.00%, 7/1/27	375	389,857
5.00%, 7/1/28	340	357,513
5.00%, 7/1/29	300	315,108
5.00%, 7/1/30	465	487,669
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/24	440	440,678
5.00%, 6/1/25	980	986,370
5.00%, 6/1/26	1,090	1,104,508
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,089,280
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,985,691
		$ 47,594,136
Industrial Development Revenue — 10.2%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$3,550	$ 3,547,054

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$ 1,441,800
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	3,500	3,507,035
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 4.25%, 7/1/43(1)	3,750	3,747,825
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,616,908
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	3,000	3,005,940
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,201,750
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	867,029
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	918,850
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	3,000	2,961,510
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,448,525
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	638,602
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,902,746
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,030,102
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	680	674,213
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,741,580
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,931,550
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,217,885
(AMT), 2.625%, 11/1/25	1,500	1,467,045
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,588,048
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	10,108,242
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,200,852
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	$4,000	$ 3,982,800
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	4,001,720
		$ 76,749,611
Insured - Education — 0.0%(4)
Southern Illinois University, (NPFG), 0.00%, 4/1/26	$200	$ 182,430
		$ 182,430
Insured - Electric Utilities — 0.8%
Garland, TX, Electric Utility System Revenue:
(AGM), 5.00%, 3/1/39	$525	$ 594,274
(AGM), 5.00%, 3/1/40	825	926,632
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/27	1,500	1,639,140
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	845	845,152
(NPFG), 5.25%, 7/1/29	1,740	1,716,423
		$ 5,721,621
Insured - General Obligations — 0.6%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,945	$ 1,740,016
Series 1998B, (NPFG), 0.00%, 12/1/24	365	351,959
Series 1999A, (NPFG), 0.00%, 12/1/24	260	250,710
Chicago, IL, (AGM), 0.00%, 1/1/25	250	241,455
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,727
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/25	540	560,315
(AGM), 5.00%, 12/1/28	630	693,384
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	125,570
		$ 4,449,136
Insured - Special Tax Revenue — 0.2%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,177,038
		$ 1,177,038
Lease Revenue/Certificates of Participation — 2.7%
Avon Community School Building Corp., IN:
5.00%, 7/15/29	$500	$ 561,700
5.00%, 1/15/31	500	571,640
California State Public Works Board, 4.50%, 9/1/35	4,910	4,939,165

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,046,260
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,489,899
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/25	1,250	1,288,163
5.00%, 6/15/26	1,000	1,054,580
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/24	200	193,360
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,132,350
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	1,000	1,002,830
		$ 20,279,947
Other Revenue — 6.2%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/24	$600	$ 600,000
5.00%, 1/1/25	500	503,140
Black Belt Energy Gas District, AL:
4.24%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,675,250
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,483,769
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,328,900
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,095	6,765,023
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.22%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,612,852
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	816,821
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,768,500
Northern California Gas Authority No. 1, Gas Project Revenue, 4.51%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	635	627,031
Southeast Alabama Gas Supply District, (Project No. 1), 4.52%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,999,980
Southeast Alabama Gas Supply District, (Project No. 2), 4.506%, (67% of SOFR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,996,880
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.483%, (67% of SOFR + 0.70%), 12/15/26(2)	1,620	1,608,806
		$ 46,786,952
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 7.9%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/24	$300	$ 299,838
5.00%, 7/15/25	250	249,448
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	373,431
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	804,352
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	660	659,993
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,396,875
2.625%, 5/15/29	2,000	1,836,380
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	540,000
4.00%, 1/1/27	200	196,786
4.00%, 1/1/28	240	234,883
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
4.00%, 6/1/24(1)	105	104,468
4.00%, 6/1/25(1)	110	108,090
4.00%, 6/1/26(1)	110	106,701
5.00%, 6/1/31(1)	285	275,735
5.00%, 6/1/35(1)	225	211,727
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/24	425	422,297
5.00%, 12/1/30	500	475,275
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	3,238,101
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	430	398,924
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.57%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	710,181
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,103,158
James City County Economic Development Authority, VA, (Williamsburg Landing), 4.00%, 12/1/24	415	413,224
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	485	452,549
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	510,267
4.00%, 10/1/26(1)	1,000	984,630
4.00%, 10/1/27(1)	400	391,132

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/24	$150	$ 150,177
4.00%, 12/1/25	100	100,566
4.00%, 12/1/26	150	151,838
4.00%, 12/1/27	200	203,578
4.00%, 12/1/28	200	204,990
4.00%, 12/1/29	250	256,345
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.20%, 6/1/28	2,000	1,741,480
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	646,140
5.625%, 7/1/46(1)	425	383,669
5.75%, 7/1/54(1)	1,130	1,011,305
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	618,181
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,949,540
4.50%, 10/1/26	3,000	2,949,690
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	385,816
5.00%, 7/1/31	670	641,317
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,679,442
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	247,340
4.00%, 1/1/26	240	234,785
5.00%, 1/1/27	565	561,746
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,500	2,837,000
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,164,248
5.00%, 5/15/26	1,000	976,230
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	295,254
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	265	267,862
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	450	407,304
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(1)	2,000	1,876,000
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/24	$1,450	$ 1,448,593
5.00%, 4/1/25	1,510	1,503,054
5.00%, 4/1/26	1,595	1,580,549
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	198,982
4.00%, 11/15/25	275	271,826
5.00%, 11/15/27	300	302,601
5.00%, 11/15/29	115	115,865
5.00%, 11/15/30	180	181,028
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/24	145	143,773
4.00%, 12/15/25	180	176,789
4.00%, 12/15/26	375	364,624
4.00%, 12/15/27	215	206,852
4.00%, 12/15/28	200	190,308
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/24	1,490	1,491,237
5.00%, 9/1/25	1,615	1,617,180
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/24	245	244,040
4.00%, 12/1/25	250	247,770
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	599,422
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,685	1,563,966
4.00%, 12/1/24	225	223,740
4.00%, 12/1/25	275	271,609
4.00%, 12/1/26	240	235,277
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,019,560
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,051,880
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,159,874
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	360	360,000
5.00%, 1/1/25(1)	385	379,448
5.00%, 1/1/26(1)	400	388,432

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/24	$100	$ 99,426
3.00%, 8/1/25	100	98,393
3.00%, 8/1/26	250	243,273
		$ 59,419,659
Special Tax Revenue — 3.5%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 418,008
5.00%, 5/1/28	575	608,563
5.00%, 5/1/29	600	640,350
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,065,880
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(1)	125	122,478
2.85%, 6/1/26(1)	135	130,607
2.95%, 6/1/27(1)	175	167,331
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,533,796
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,661,789
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,026,700
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	2,555	2,710,676
5.00%, 8/1/36	2,500	2,569,650
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	222,181
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	4,246	4,266,084
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	696,257
Tolomato Community Development District, FL, 2.625%, 5/1/27	1,000	954,620
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	1,800	2,169,648
		$ 25,964,618
Student Loan — 0.9%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$2,745	$ 2,652,329
(AMT), 3.625%, 7/1/38	1,310	1,247,945
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	2,850	2,930,456
		$ 6,830,730
Security	Principal Amount (000's omitted)	Value
Transportation — 11.7%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,556,300
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 6/30/27	695	727,151
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	7,680	8,354,150
(AMT), 5.00%, 11/15/30	7,170	8,047,178
(AMT), 5.00%, 12/1/32	6,350	6,817,931
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,005,520
Illinois Toll Highway Authority, 5.00%, 1/1/38	5,000	5,023,950
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,557,581
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/30	1,500	1,652,565
(AMT), 5.00%, 7/1/34	2,405	2,422,388
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,058,420
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/29	2,000	2,133,080
(AMT), 5.00%, 10/1/33	5,000	5,117,900
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	1,750	1,801,677
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,205,980
Port of Seattle, WA:
(AMT), 5.00%, 7/1/27	10,000	10,005,600
(AMT), 5.00%, 5/1/33	2,045	2,147,332
(AMT), 5.00%, 5/1/37	2,100	2,182,278
(AMT), 5.00%, 4/1/40	4,000	4,007,560
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,036,620
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,691,870
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	280	281,700
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,643,735
		$ 87,478,466
Water and Sewer — 3.5%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/39	$2,500	$ 2,659,150
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	10,000	10,502,300
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	2,000	1,995,500
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 3.75%, 6/15/36(3)	2,600	2,600,000

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	$860	$ 868,024
5.00%, 7/1/39	1,250	1,455,475
San Antonio, TX, Water System Revenue, 4.00%, 5/15/36	3,000	3,014,430
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/33	3,220	3,252,522
		$ 26,347,401
Total Tax-Exempt Municipal Obligations (identified cost $674,080,692)		$672,866,352

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,180	$ 2,178,082
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	315,763
Indiana Finance Authority, (Depauw University), 4.20%, 7/1/24	400	397,400
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	715,657
		$ 3,606,902
General Obligations — 1.1%
California, 5.222%, 3/1/24	$3,850	$ 3,848,691
Cecil County, MD, 1.20%, 11/1/27	420	374,976
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	538,715
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	3,038,940
		$ 7,801,322
Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,695	$ 1,687,949
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	250	243,757
1.75%, 8/1/26	250	229,735
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,025	$ 969,527
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,636,530
		$ 4,767,498
Housing — 0.8%
Maine Housing Authority, (SPA: TD Bank, N.A.), 5.37%, 11/15/50(3)	$6,050	$ 6,050,000
		$ 6,050,000
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 546,201
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	467,195
		$ 1,013,396
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 503,860
(AGM), 1.573%, 8/15/27	500	450,195
(AGM), 1.743%, 8/15/28	750	662,625
(AGM), 1.924%, 8/15/29	1,535	1,332,027
		$ 2,948,707
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,444,519
		$ 4,444,519
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 471,924
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,305	1,217,095
		$ 1,689,019
Special Tax Revenue — 1.1%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,894,420
1.453%, 6/15/26	3,000	2,767,560

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 3,011,505
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	319,176
		$ 7,992,661
Transportation — 0.4%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,076,296
Port of Seattle, WA, 3.475%, 8/1/24	2,000	1,982,780
		$ 3,059,076
Total Taxable Municipal Obligations (identified cost $45,424,528)		$ 43,373,100

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$6,500	$ 6,560,811
Total U.S. Treasury Obligations (identified cost $6,504,923)		$ 6,560,811
Total Investments — 99.4% (identified cost $748,059,039)		$744,238,105
Other Assets, Less Liabilities — 0.6%		$ 4,576,169
Net Assets — 100.0%		$748,814,274
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $44,788,476 or 6.0% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(4)	Amount is less than 0.05%.
At December 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 2.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
Short Duration Municipal Opportunities Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 20,989,619	$ —	$ 20,989,619
Tax-Exempt Mortgage-Backed Securities	—	448,223	—	448,223
Tax-Exempt Municipal Obligations	—	672,866,352	—	672,866,352
Taxable Municipal Obligations	—	43,373,100	—	43,373,100
U.S. Treasury Obligations	—	6,560,811	—	6,560,811
Total Investments	$ —	$744,238,105	$ —	$744,238,105
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.